Related Party Transactions (Details 1) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Due from related parties balances	$ 768,341
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Due from related parties balances	$ 768,341